Related PartyTtransactions - Seabras Sapura Transactions - Additional Information (Detail)	6 Months Ended
Jun. 30, 2018
Seabras Sapura Participacoes Sa [Member]
Related Party Transaction [Line Items]
Ownership interest	50.00%
Ownership percentage held by equity method investee	50.00%
Seabras Sapura Hold Co Ltd [Member]
Related Party Transaction [Line Items]
Ownership interest	50.00%
Ownership percentage held by equity method investee	50.00%